Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Number of Shares	Share Capital	Stock-based Compensation Reserve	Contributed Surplus	Deficit	Accumulated Other Comprehensive Income (loss)	Total
Balance at Dec. 31, 2023		$ 934,608	$ 3,400	$ 39,484	$ (186,643)	$ (60,926)	$ 729,923
Balance (in Shares) at Dec. 31, 2023	86,108,019
Share issuance:
Interest expense paid in shares		20,030					20,030
Interest expense paid in shares (in Shares)	1,101,403
At-The-Market offering		77,482					77,482
At-The-Market offering (in Shares)	3,645,859
Private placement		17,193					17,193
Private placement (in Shares)	851,000
Options exercised		1,302	(416)				886
Options exercised (in Shares)	50,000
RSUs vested		2,466	(2,466)
RSUs vested (in Shares)	151,638
other		105					105
other (in Shares)	5,000
Share issuance costs		(1,957)					(1,957)
Deferred tax on share issuance costs		526					526
Stock-based compensation			3,680				3,680
Other comprehensive income						26,397	26,397
Net loss					(31,247)		(31,247)
Balance at Dec. 31, 2024		1,051,755	4,198	39,484	(217,890)	(34,529)	843,018
Balance (in Shares) at Dec. 31, 2024	91,912,919
Share issuance:
Bought deal and private placement, net of costs		136,600					136,600
Bought deal and private placement, net of costs (in shares)	8,180,000
Private placement - flow-through financing		29,026					29,026
Private placement - flow-through financing (in Shares)	1,380,000
Interest expense paid in shares		56,786					56,786
Interest expense paid in shares (in Shares)	1,882,893
At-The-Market offering		102,863					102,863
At-The-Market offering (in Shares)	3,106,106
RSUs/DSUs vested		1,554	(1,554)
RSUs/DSUs vested (in Shares)	92,173
Share issuance costs		(3,284)					(3,284)
Deferred tax on share issuance costs		2,473					2,473
Stock-based compensation			4,718				4,718
Other comprehensive income						5,943	5,943
Net loss					(53,172)		(53,172)
Balance at Dec. 31, 2025		$ 1,377,773	$ 7,362	$ 39,484	$ (271,062)	$ (28,586)	$ 1,124,971
Balance (in Shares) at Dec. 31, 2025	106,554,091